Commitment and Contingencies (Details) $ in Millions	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Purchase commitment, outstanding inventory and other	$ 2,100.0
Letters of credit outstanding, amount	$ 14.5